Revenues - Summary of geographical information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Revenue	$ 1,532	$ 1,405	$ 3,112	$ 2,925
U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,095	1,104	2,281	2,316
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	49	40	95	82
Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	47	42	91	85
Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,191	1,186	2,467	2,483
U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	215	104	388	210
Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	60	54	120	109
EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	275	158	508	319
Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	67	62	138	125
Eliminations [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	(1)	(1)	(1)	(2)
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	673	620	1,341	1,246
Legal Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	532	499	1,058	1,002
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	15	13	31	26
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	6	7	11	11
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	553	519	1,100	1,039
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	69	58	137	117
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	17	13	34	29
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	86	71	171	146
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	34	30	70	61
Legal Professionals [member] | Eliminations [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	0		0
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	348	329	732	696
Corporates [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	287	270	610	578
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	3	2	5	5
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	11	11	23	23
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	301	283	638	606
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	27	28	53	55
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	11	10	23	19
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	38	38	76	74
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	9	8	18	16
Corporates [member] | Eliminations [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	0		0
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	197	168	422	386
Tax & Accounting Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	151	131	338	313
Tax & Accounting Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	11	8	21	17
Tax & Accounting Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	23	17	44	38
Tax & Accounting Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	185	156	403	368
Tax & Accounting Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	7	6	11	10
Tax & Accounting Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	0	2	0	2
Tax & Accounting Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	7	8	11	12
Tax & Accounting Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	5	4	8	6
Tax & Accounting Professionals [member] | Eliminations [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	0		0
Reuters News [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	168	155	328	310
Reuters News [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	21	107	70	211
Reuters News [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1	1	2	2
Reuters News [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	2	3	4	5
Reuters News [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	24	111	76	218
Reuters News [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	103	5	169	12
Reuters News [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	28	25	55	52
Reuters News [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	131	30	224	64
Reuters News [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	13	14	28	28
Reuters News [member] | Eliminations [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	0		0
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	147	134	290	289
Global Print [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	104	97	205	212
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	19	16	36	32
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	5	4	9	8
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	128	117	250	252
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	9	7	18	16
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	4	4	8	7
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	13	11	26	23
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	6	$ 6	14	$ 14
Global Print [member] | Eliminations [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	$ 0		$ 0